Condensed Statements of Cash Flows (Unaudited) - USD ($)	6 Months Ended		10 Months Ended	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2025
Cash Flows from Operating Activities:
Net income	$ 3,384,818	$ 5,097,561	$ 5,226,327	$ 5,778,750
Adjustments to reconcile net income to net cash used in operating activities:
Payment of general and administrative costs through promissory note		51,898
Interest earned on investments held in Trust Account	(5,438,602)	(6,188,872)	(5,679,743)	(12,263,666)
Formation costs paid by Sponsor in exchange for issuance of Class B ordinary shares			5,454
Payment of operation costs through promissory note				51,898
Payment of operation costs through advance from related party			142,233	24,440
Changes in operating assets and liabilities:
Other assets		41,250	(41,250)	41,250
Due from related party		(527)		(527)
Prepaid expenses	59,369	67,334	(254,856)	205,012
Accrued expenses	(137,838)	840,819	98,948	4,697,361
Net cash used in operating activities	(2,132,253)	(90,537)	(502,887)	(1,465,482)
Cash Flows from Investing Activities:
Investment of cash into Trust Account			(288,937,500)
Net cash used in investing activities			(288,937,500)
Cash Flows from Financing Activities:
Repayment of advances from related party		(430,655)		(430,655)
Proceeds from promissory note - related party	1,100,000	500,000		2,500,000
Proceeds from sale of Units, net of underwriting discounts paid			282,500,000
Proceeds from sale of Private Placements Warrants			8,337,500
Payment of offering costs			(575,925)	(250,000)
Net cash provided by financing activities	1,100,000	69,345	290,261,575	1,819,345
Net Change in Cash	(1,032,253)	(21,192)	821,188	353,863
Cash – Beginning of period	1,175,051	821,188		821,188
Cash – End of period	$ 142,798	$ 799,996	821,188	1,175,051
Noncash investing and financing activities:
Capital contribution from Original Sponsor				24,440
Offering costs included in accrued offering costs			250,000
Deferred offering costs paid by Sponsor in exchange for issuance of Class B ordinary shares			19,546
Deferred offering cost paid through advance from related party			161,525
Prepaid expenses paid by advance from related party			75,000
Deferred underwriting fee payable			$ 13,400,000